9 Net Sectorial Financial Assets and Liabilities (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
DisclosureOfNetSectorialFinancialAssetsAndLiabilitiesLineItems [Line Items]
Sectorial financial assets, current	R$ 173,465	R$ 355,570
Sectorial financial assets, noncurrent	173,465	118,419
Sectorial financial liabilities, current	(188,709)
Sectorial financial liabilities, noncurrent		(102,284)
Electricity rate adjustment recoverable 2021 [member]
DisclosureOfNetSectorialFinancialAssetsAndLiabilitiesLineItems [Line Items]
Sectorial financial assets, current	173,465
Sectorial financial assets, noncurrent	173,465
Electricity rate adjustment recoverable 2021 [member] | Adjusting portion A [member] | Electricity purchased for resale - cva energ [member]
DisclosureOfNetSectorialFinancialAssetsAndLiabilitiesLineItems [Line Items]
Sectorial financial assets, current	(54,864)
Sectorial financial assets, noncurrent	(54,864)
Electricity rate adjustment recoverable 2021 [member] | Adjusting portion A [member] | Electricity purchased for resale - itaipu [member]
DisclosureOfNetSectorialFinancialAssetsAndLiabilitiesLineItems [Line Items]
Sectorial financial assets, current	231,588
Sectorial financial assets, noncurrent	231,588
Electricity rate adjustment recoverable 2021 [member] | Adjusting portion A [member] | Transport of energy using the transmission system - basic grid [member]
DisclosureOfNetSectorialFinancialAssetsAndLiabilitiesLineItems [Line Items]
Sectorial financial assets, current	88,137
Sectorial financial assets, noncurrent	88,137
Electricity rate adjustment recoverable 2021 [member] | Adjusting portion A [member] | Transport of energy purchased from itaipu [member]
DisclosureOfNetSectorialFinancialAssetsAndLiabilitiesLineItems [Line Items]
Sectorial financial assets, current	9,766
Sectorial financial assets, noncurrent	9,766
Electricity rate adjustment recoverable 2021 [member] | Adjusting portion A [member] | System service charges - ESS [member]
DisclosureOfNetSectorialFinancialAssetsAndLiabilitiesLineItems [Line Items]
Sectorial financial assets, current	11,266
Sectorial financial assets, noncurrent	11,266
Electricity rate adjustment recoverable 2021 [member] | Adjusting portion A [member] | Energy development account - CDE [member]
DisclosureOfNetSectorialFinancialAssetsAndLiabilitiesLineItems [Line Items]
Sectorial financial assets, current	(903)
Sectorial financial assets, noncurrent	(903)
Electricity rate adjustment recoverable 2021 [member] | Adjusting portion A [member] | Proinfa [member]
DisclosureOfNetSectorialFinancialAssetsAndLiabilitiesLineItems [Line Items]
Sectorial financial assets, current	(89)
Sectorial financial assets, noncurrent	(89)
Electricity rate adjustment recoverable 2021 [member] | Other financial components [member] | Neutrality [member]
DisclosureOfNetSectorialFinancialAssetsAndLiabilitiesLineItems [Line Items]
Sectorial financial assets, current	27,923
Sectorial financial assets, noncurrent	27,923
Electricity rate adjustment recoverable 2021 [member] | Other financial components [member] | Overcontracting [member]
DisclosureOfNetSectorialFinancialAssetsAndLiabilitiesLineItems [Line Items]
Sectorial financial assets, current	78,836
Sectorial financial assets, noncurrent	78,836
Electricity rate adjustment recoverable 2021 [member] | Other financial components [member] | Hydrological risk [member]
DisclosureOfNetSectorialFinancialAssetsAndLiabilitiesLineItems [Line Items]
Sectorial financial assets, current	(143,147)
Sectorial financial assets, noncurrent	(143,147)
Electricity rate adjustment recoverable 2021 [member] | Other financial components [member] | Tariff refunds [member]
DisclosureOfNetSectorialFinancialAssetsAndLiabilitiesLineItems [Line Items]
Sectorial financial assets, current	(76,144)
Sectorial financial assets, noncurrent	(76,144)
Electricity rate adjustment recoverable 2021 [member] | Other financial components [member] | Other [member]
DisclosureOfNetSectorialFinancialAssetsAndLiabilitiesLineItems [Line Items]
Sectorial financial assets, current	1,096
Sectorial financial assets, noncurrent	1,096
Electricity rate adjustment recoverable 2019 [member]
DisclosureOfNetSectorialFinancialAssetsAndLiabilitiesLineItems [Line Items]
Sectorial financial assets, current		237,150
Sectorial financial assets, noncurrent
Electricity rate adjustment recoverable 2019 [member] | Adjusting portion A [member] | Electricity purchased for resale - cva energ [member]
DisclosureOfNetSectorialFinancialAssetsAndLiabilitiesLineItems [Line Items]
Sectorial financial assets, current		235,192
Sectorial financial assets, noncurrent
Electricity rate adjustment recoverable 2019 [member] | Adjusting portion A [member] | Electricity purchased for resale - itaipu [member]
DisclosureOfNetSectorialFinancialAssetsAndLiabilitiesLineItems [Line Items]
Sectorial financial assets, current		342,647
Sectorial financial assets, noncurrent
Electricity rate adjustment recoverable 2019 [member] | Adjusting portion A [member] | Transport of energy using the transmission system - basic grid [member]
DisclosureOfNetSectorialFinancialAssetsAndLiabilitiesLineItems [Line Items]
Sectorial financial assets, current		(47,214)
Sectorial financial assets, noncurrent
Electricity rate adjustment recoverable 2019 [member] | Adjusting portion A [member] | Transport of energy purchased from itaipu [member]
DisclosureOfNetSectorialFinancialAssetsAndLiabilitiesLineItems [Line Items]
Sectorial financial assets, current		9,937
Sectorial financial assets, noncurrent
Electricity rate adjustment recoverable 2019 [member] | Adjusting portion A [member] | System service charges - ESS [member]
DisclosureOfNetSectorialFinancialAssetsAndLiabilitiesLineItems [Line Items]
Sectorial financial assets, current		(160,277)
Sectorial financial assets, noncurrent
Electricity rate adjustment recoverable 2019 [member] | Adjusting portion A [member] | Energy development account - CDE [member]
DisclosureOfNetSectorialFinancialAssetsAndLiabilitiesLineItems [Line Items]
Sectorial financial assets, current		98,722
Sectorial financial assets, noncurrent
Electricity rate adjustment recoverable 2019 [member] | Adjusting portion A [member] | Proinfa [member]
DisclosureOfNetSectorialFinancialAssetsAndLiabilitiesLineItems [Line Items]
Sectorial financial assets, current		8,528
Sectorial financial assets, noncurrent
Electricity rate adjustment recoverable 2019 [member] | Other financial components [member] | Neutrality [member]
DisclosureOfNetSectorialFinancialAssetsAndLiabilitiesLineItems [Line Items]
Sectorial financial assets, current		29,690
Sectorial financial assets, noncurrent
Electricity rate adjustment recoverable 2019 [member] | Other financial components [member] | Overcontracting [member]
DisclosureOfNetSectorialFinancialAssetsAndLiabilitiesLineItems [Line Items]
Sectorial financial assets, current		(116,673)
Sectorial financial assets, noncurrent
Electricity rate adjustment recoverable 2019 [member] | Other financial components [member] | Hydrological risk [member]
DisclosureOfNetSectorialFinancialAssetsAndLiabilitiesLineItems [Line Items]
Sectorial financial assets, current		(119,416)
Sectorial financial assets, noncurrent
Electricity rate adjustment recoverable 2019 [member] | Other financial components [member] | Tariff refunds [member]
DisclosureOfNetSectorialFinancialAssetsAndLiabilitiesLineItems [Line Items]
Sectorial financial assets, current		(43,538)
Sectorial financial assets, noncurrent
Electricity rate adjustment recoverable 2019 [member] | Other financial components [member] | Other [member]
DisclosureOfNetSectorialFinancialAssetsAndLiabilitiesLineItems [Line Items]
Sectorial financial assets, current		(448)
Sectorial financial assets, noncurrent
Electricity Rate Adjustment Recoverable 2020 [member]
DisclosureOfNetSectorialFinancialAssetsAndLiabilitiesLineItems [Line Items]
Sectorial financial assets, current		118,420
Sectorial financial assets, noncurrent		118,419
Sectorial financial liabilities, current	(188,709)
Sectorial financial liabilities, noncurrent
Electricity Rate Adjustment Recoverable 2020 [member] | Adjusting portion A [member] | Electricity purchased for resale - cva energ [member]
DisclosureOfNetSectorialFinancialAssetsAndLiabilitiesLineItems [Line Items]
Sectorial financial assets, current		15,298
Sectorial financial assets, noncurrent		15,298
Sectorial financial liabilities, current	9,675
Sectorial financial liabilities, noncurrent
Electricity Rate Adjustment Recoverable 2020 [member] | Adjusting portion A [member] | Electricity purchased for resale - itaipu [member]
DisclosureOfNetSectorialFinancialAssetsAndLiabilitiesLineItems [Line Items]
Sectorial financial assets, current		225,340
Sectorial financial assets, noncurrent		225,340
Electricity Rate Adjustment Recoverable 2020 [member] | Adjusting portion A [member] | Transport of energy using the transmission system - basic grid [member]
DisclosureOfNetSectorialFinancialAssetsAndLiabilitiesLineItems [Line Items]
Sectorial financial assets, current		30,126
Sectorial financial assets, noncurrent		30,126
Sectorial financial liabilities, current	(603)
Sectorial financial liabilities, noncurrent
Electricity Rate Adjustment Recoverable 2020 [member] | Adjusting portion A [member] | Transport of energy purchased from itaipu [member]
DisclosureOfNetSectorialFinancialAssetsAndLiabilitiesLineItems [Line Items]
Sectorial financial assets, current		7,227
Sectorial financial assets, noncurrent		7,227
Sectorial financial liabilities, current	214
Sectorial financial liabilities, noncurrent
Electricity Rate Adjustment Recoverable 2020 [member] | Adjusting portion A [member] | System service charges - ESS [member]
DisclosureOfNetSectorialFinancialAssetsAndLiabilitiesLineItems [Line Items]
Sectorial financial assets, current		(52,336)
Sectorial financial assets, noncurrent		(52,336)
Sectorial financial liabilities, current	(3,401)
Sectorial financial liabilities, noncurrent
Electricity Rate Adjustment Recoverable 2020 [member] | Adjusting portion A [member] | Energy development account - CDE [member]
DisclosureOfNetSectorialFinancialAssetsAndLiabilitiesLineItems [Line Items]
Sectorial financial assets, current		27,103
Sectorial financial assets, noncurrent		27,103
Sectorial financial liabilities, current	(66)
Sectorial financial liabilities, noncurrent
Electricity Rate Adjustment Recoverable 2020 [member] | Adjusting portion A [member] | Proinfa [member]
DisclosureOfNetSectorialFinancialAssetsAndLiabilitiesLineItems [Line Items]
Sectorial financial assets, current		(30)
Sectorial financial assets, noncurrent		(30)
Sectorial financial liabilities, current	33
Sectorial financial liabilities, noncurrent
Electricity Rate Adjustment Recoverable 2020 [member] | Other financial components [member] | Neutrality [member]
DisclosureOfNetSectorialFinancialAssetsAndLiabilitiesLineItems [Line Items]
Sectorial financial assets, current		9,408
Sectorial financial assets, noncurrent		9,408
Sectorial financial liabilities, current	21,419
Sectorial financial liabilities, noncurrent
Electricity Rate Adjustment Recoverable 2020 [member] | Other financial components [member] | Overcontracting [member]
DisclosureOfNetSectorialFinancialAssetsAndLiabilitiesLineItems [Line Items]
Sectorial financial assets, current		(25,725)
Sectorial financial assets, noncurrent		(25,725)
Sectorial financial liabilities, current	(26,995)
Sectorial financial liabilities, noncurrent
Electricity Rate Adjustment Recoverable 2020 [member] | Other financial components [member] | Hydrological risk [member]
DisclosureOfNetSectorialFinancialAssetsAndLiabilitiesLineItems [Line Items]
Sectorial financial assets, current		(113,872)
Sectorial financial assets, noncurrent		(113,872)
Sectorial financial liabilities, current	(187,817)
Sectorial financial liabilities, noncurrent
Electricity Rate Adjustment Recoverable 2020 [member] | Other financial components [member] | Tariff refunds [member]
DisclosureOfNetSectorialFinancialAssetsAndLiabilitiesLineItems [Line Items]
Sectorial financial assets, current		(24,215)
Sectorial financial assets, noncurrent		(24,216)
Sectorial financial liabilities, current	(41,381)
Sectorial financial liabilities, noncurrent
Electricity Rate Adjustment Recoverable 2020 [member] | Other financial components [member] | Other [member]
DisclosureOfNetSectorialFinancialAssetsAndLiabilitiesLineItems [Line Items]
Sectorial financial liabilities, current	2,612
Sectorial financial liabilities, noncurrent
Electricity Rate Adjustment Recoverable 2020 [member] | Other financial components [member] | Offset of energy surplus/deficit under CCEAR bilateral contracts [member]
DisclosureOfNetSectorialFinancialAssetsAndLiabilitiesLineItems [Line Items]
Sectorial financial assets, current		20,096
Sectorial financial assets, noncurrent		20,096
Sectorial financial liabilities, current	36,395
Sectorial financial liabilities, noncurrent
Tariff review 2021 [member]
DisclosureOfNetSectorialFinancialAssetsAndLiabilitiesLineItems [Line Items]
Sectorial financial liabilities, current	(188,709)
Sectorial financial liabilities, noncurrent		(96,531)
Tariff review 2021 [member] | Financial components [member]
DisclosureOfNetSectorialFinancialAssetsAndLiabilitiesLineItems [Line Items]
Sectorial financial liabilities, current
Sectorial financial liabilities, noncurrent		(102,284)
Tariff review 2021 [member] | Financial components [member] | Tariff refunds [member]
DisclosureOfNetSectorialFinancialAssetsAndLiabilitiesLineItems [Line Items]
Sectorial financial liabilities, current
Sectorial financial liabilities, noncurrent		R$ (102,284)